CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 30,331	$ 24,965
Restricted cash		166
Short-term investments	2,499	23,608
Accounts receivable	1,123	480
Prepaid expenses and other current assets	448	1,059
Intangible asset held for sale		590
Total current assets	34,401	50,868
Property and equipment, net (Note 5)	2,064	1,049
Equity method investment	543
Other assets	107	107
Total assets	37,115	52,024
Current liabilities:
Accounts payable	2,905	1,790
Accrued liabilities	2,244	2,793
Deferred revenue	8,451	6,457
Total current liabilities	13,600	11,040
Deferred revenue, net of current portion	8,843	7,190
Other liabilities	521
Total liabilities	22,964	18,230
Commitments and Contingencies (Note 9)
Shareholders' equity
Ordinary shares: NIS 0.07 par value; 30,000 shares authorized, 10,761 issued, 10,718 outstanding and 43 held in treasury at September 30, 2018; NIS 0.07 par value; 30,000 shares authorized, 10,699 issued, 10,656 outstanding and 43 held in treasury at December 31, 2017	214	212
Additional paid-in capital	57,796	56,674
Accumulated other comprehensive gain (loss)	4	(3)
Accumulated deficit	(43,863)	(23,089)
Total shareholders' equity	14,151	33,794
Total liabilities and shareholders' equity	$ 37,115	$ 52,024